SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended
	Jul. 07, 2017	Mar. 03, 2017	Jul. 17, 2017	Jul. 02, 2014
Common stock, par value				$ 0.001
Subsequent Event [Member]
Aggregate purchase price		$ 2,225,000
Capital Stock, Shares Purchased		450
Capital Stock Purchased,Percentage		45.00%
Purchase price cash portion description		The cash portion of the purchase price will be adjusted upward if Neese’s final certified balance sheet, as of a date on or about the closing date does not reflect a cash balance of at least $200,000
Business acquisition, minimum cash balance maintainance restriction		$ 200,000
Subsequent Event [Member] | Stock Purchase Agreement - 1847 Fitness [Member]
Common stock, par value	$ 0.001
Capital Stock Purchased,Percentage	13.50%
Subsequent Event [Member] | Stock Purchase Agreement - 1847 Fitness [Member] | Promissory note [Member]
Additional paid in capital principal amount	$ 1,000,000
Subsequent Event [Member] | Stock Purchase Agreement - 1847 Fitness [Member] | Promissory note [Member] | Maximum [Member]
Aggregate purchase price	238,000
Subsequent Event [Member] | Stock Purchase Agreement - 1847 Fitness [Member]
Aggregate purchase price	$ 14,000,000
Capital Stock, Shares Purchased	135
Indemnification payable, amount	$ 150,000
Subsequent Event [Member] | Wood Air Conditioning, Inc WAC [Member] | Stock Purchase Agreement - 1847 Fitness [Member]
Aggregate purchase price			$ 6,532,140
Description of stock purchase agreement			If such amount is determined to be less than $1,224,776, then 1847 Wood may terminate the stock purchase agreement, and if such amount is determined to be greater than $2,041,294, then the Seller may terminate the stock purchase agreement, in each case by written notice within 10 days after such determination.
Indemnification payable, amount			$ 100,000
Subsequent Event [Member] | Wood Air Conditioning, Inc WAC [Member] | Stock Purchase Agreement - 1847 Fitness [Member] | Cash [Member]
Aggregate purchase price			5,250,000
Subsequent Event [Member] | Wood Air Conditioning, Inc WAC [Member] | Stock Purchase Agreement - 1847 Fitness [Member] | Maximum [Member]
Earning before Interest expense, Tax expense,Depreciation and amortization expense and Stock based compensation expense			2,041,294
Subsequent Event [Member] | Wood Air Conditioning, Inc WAC [Member] | Stock Purchase Agreement - 1847 Fitness [Member] | Minimum [Member]
Earning before Interest expense, Tax expense,Depreciation and amortization expense and Stock based compensation expense			1,224,776
Subsequent Event [Member] | Wood Air Conditioning, Inc WAC [Member] | Stock Purchase Agreement - 1847 Fitness [Member] | Promissory note [Member]
Aggregate purchase price			$ 1,282,140
Subsequent Event [Member] | Promissory note [Member]
Additional paid in capital principal amount		1,875,000
Subsequent Event [Member] | Short term promissory note [Member]
Additional paid in capital principal amount		$ 1,025,000